SUBSEQUENT EVENTS (Details) - Subsequent events ¥ in Millions	Apr. 25, 2018 CNY (¥)	Apr. 17, 2018 CNY (¥)	Apr. 09, 2018 CNY (¥) item
SUBSEQUENT EVENTS
Percentage of equity interest			80.00%
Number of kindergartens | item			4
Business combination, consideration of cash		¥ 23.8	¥ 27.0
Minimum | Acquisiton of a group of kindergartens and certain assets in 0-6 year old education servicess business
SUBSEQUENT EVENTS
Business combination, group of certain assets education services	0 years
Maximum | Acquisiton of a group of kindergartens and certain assets in 0-6 year old education servicess business
SUBSEQUENT EVENTS
Business combination, group of certain assets education services	6 years
Total consideration of acquisition	¥ 620.0